Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000166150 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Class K Shares
Trading Symbol	BKIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 6.06%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 16, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	6.06%	3.48%	3.13%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20

Performance Inception Date	Feb. 16, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,189,202,541
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 33,306
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000166148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 5.73%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 16, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	5.73%	3.18%	2.83%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20

Performance Inception Date	Feb. 16, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,189,202,541
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 33,306
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000166149 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BIIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.02%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 16, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	6.02%	3.45%	3.11%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20

Performance Inception Date	Feb. 16, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,189,202,541
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 33,306
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000195948 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 3.70%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.70%	0.74%	2.15%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36

Performance Inception Date	Nov. 19, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 213,022,580
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 97,791
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ.
C000195947 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 3.44%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.44%	0.49%	1.96%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 213,022,580
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 97,791
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ.
C000201952 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 3.44%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	3.44%	0.50%	1.97%
Investor P Shares (with sales charge)	(0.70)	(0.32)	1.55
ICE BofA US Municipal Securities Index	3.92	0.81	2.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 213,022,580
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 97,791
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ.
C000195949 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Class K Shares
Trading Symbol	BIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 3.74%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.74%	0.79%	2.18%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36

Performance Inception Date	Nov. 19, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 213,022,580
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 97,791
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ.